LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
SCHEDULE OF OPERATING LEASE OBLIGATIONS

Operating lease obligations are presented as follows on the condensed consolidated balance sheets (in thousands):

	As of September 30, 2025	As of December 31, 2024
Operating lease assets, net	$1,454	$2,104

Current portion of lease liabilities	1,124	1,030
Long-term lease liabilities	610	1,468
	$1,734	$2,498

Operating lease obligations are presented as follows on the consolidated balance sheets (in thousands):

	As of December 31, 2024	As of December 31, 2023
Operating lease assets, net	$2,104	$2,901

Current portion of lease liabilities and other current liabilities	1,030	915
Long-term lease liabilities	1,468	2,498
	$2,498	$3,413

SCHEDULE OF OTHER INFORMATION OPERATING LEASE OBLIGATIONS

Other information related to our lease obligations is as follows:

	As of September 30, 2025	As of December 31, 2024
Supplemental lease information
Weighted average remaining lease term (in years)	1.50	2.25
Weighted average discount rate	8.30%	8.30%

	As of September 30, 2025	As of September 31, 2024
Cash payments included in the measurement of lease liabilities:
Operating cash flows from operating leases	$892	$866

Other information related to our lease obligations is as follows:

	As of December 31, 2024	As of December 31, 2023
Supplemental lease information
Weighted average remaining lease term (in years)	2.25	3.25
Weighted average discount rate	8.30%	8.30%

	As of December 31, 2024	As of December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,139	$3,766
Leased assets obtained in exchange for new operating lease liabilities	$-	$-

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the annual contractual maturities of operating lease liabilities (in thousands):

As of December 31, 2024
2025	$1,191
2026	1,227
2027	314
Total minimum lease payments	2,732
Imputed interest	(234)
Total minimum lease payments	$2,498